Note 17 - Debt - Summary of Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-Term Debt, Gross	$ 108,473
Less deferred financing costs	0
Total debt less deferred financing fees	108,473
Less: Current portion	0
Total non-current debt, net of deferred financing fees	108,473
Convertible Debt [Member] | A2018 Convertible Notes [Member]
Long-Term Debt, Gross	19,862
Convertible Debt [Member] | A2019 Convertible Notes [Member]
Long-Term Debt, Gross	27,498
Convertible Debt [Member] | A2020 Convertible Notes [Member]
Long-Term Debt, Gross	15,294
Loans Payable [Member] | Cantor Loan [Member]
Long-Term Debt, Gross	7,522
Notes Payable, Other Payables [Member]
Long-Term Debt, Gross	$ 38,297